Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2014
Equity [Abstract]
Accumulated Other Comprehensive Loss
14.	Accumulated Other Comprehensive Loss

As at June 30, 2014 and December 31, 2013, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2014	2013
	$	$
Unrealized (loss) gain on qualifying cash flow hedging instruments	(436)	17
Pension adjustments, net of tax recoveries	(19,050)	(18,919)
Unrealized loss on marketable securities	(379)	(171)
Foreign exchange gain on currency translation	1,841	1,884

	(18,024)	(17,189)